Trust Account and Fair Value Measurement	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Trust Account and Fair Value Measurement
Trust Account and Fair Value Measurement

5. Trust Account and Fair Value Measurement

As of September 30, 2019, investment securities in the Company’s Trust Account consisted of $294,948,867 in United States Treasury Bills and another $531,483 held as cash and cash equivalents. As of December 31, 2018, investment securities in the Company’s Trust Account consisted of $290,445,374 in United States Treasury Bills and another $15,778 held as cash and cash equivalents. The U.S. Government Securities are continually rolled into one-month securities when they mature. The Company classifies its Treasury Instruments and equivalent securities as held-to-maturity in accordance with FASB ASC 320 “Investments – Debt and Equity Securities”. Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts. The following table presents fair value information as of September 30, 2019 and December 31, 2018, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In addition, the table presents the carrying value (held to maturity), excluding accrued interest income and gross unrealized holding gain. Since all of the Company’s permitted investments consist of U.S. government treasury bills and cash, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

		Gross	Quoted Price
	Carrying	Unrealized	in Active Markets
	Value	Holding Gain (Loss)	(Level 1)

U.S. Government Treasury Securities as of September 30, 2019, matured on October 03, 2019 and were rolled into new treasuries that matured on October 29, 2019.	$294,948,867	$422,223	$295,371,090
U.S. Government Treasury Securities as of December 31, 2018, matured on January, 3, 2019 and were rolled into new treasuries that matured on April 04, 2019.	$290,445,374	$(36,313)	$290,409,061

Note 5.  Trust Account and Fair Value Measurement

As of December 31, 2018, investment securities in the Company’s Trust Account consisted of $290,445,374 in United States Treasury Bills and another $15,778 held as cash and cash equivalents. The Company classifies its Treasury Instruments and equivalent securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheet and adjusted for the amortization or accretion of premiums or discounts. The following table presents fair value information as of December 31, 2018 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. Since all of the Company’s permitted investments consist of U.S. government treasury bills and cash, fair values of its investments are determined by Level 1 inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

Gross
		Unrealized	Quoted Prices
	Carrying	Holding	in Active Markets
	Value	Loss	(Level 1)

U.S. Government Treasury Securities as of December 31, 2018, quoted on Bank Discount Yield 2.05% and matures January 03, 2019	$290,445,374	$(36,313)	$290,409,061